INVESTMENTS	12 Months Ended
Dec. 31, 2025
INVESTMENTS
INVESTMENTS

5.INVESTMENTS

	As of December 31,
	2024	2025
	RMB	RMB
	(In thousands)
Short-term investments
—Wealth management products	4,640,283	9,095,836
—Fixed rate notes	1,997,243	354,408
—Listed equity securities	1,863	—
Total short-term investments	6,639,389	9,450,244

Long-term investments
—Fixed rate notes	1,607,361	1,655,884
—Unlisted equity securities	206,391	192,267
—Wealth management products	100,778	50,027
Total long-term investments	1,914,530	1,898,178